CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Thousands	Total	Share capital	Share premium	Merger relief reserve	Investment in own shares	Retained earnings	Capital redemption reserve	Other reserves	Foreign exchange translation reserve
Beginning balance at Jun. 30, 2022	£ 432,723	£ 1,135	£ 9,152	£ 30,003	£ (155)	£ 398,102	£ 161	£ 1,505	£ (7,180)
Equity-settled share-based payment transactions - net of tax	17,755					17,755
Issuance of shares related to acquisitions	9,975	2	9,973
Exercise of options	2,277	13	2,264
Hyperinflation adjustment	163					163
Transaction with owners	30,170	15	12,237			17,918
Profit for the year	46,747					46,747
Other comprehensive income	823								823
Total comprehensive income for the year	47,570					46,747			823
Ending balance at Dec. 31, 2022	510,463	1,150	21,389	30,003	(155)	462,767	161	1,505	(6,357)
Beginning balance at Jun. 30, 2023	571,308	1,155	14,625	42,805	(27)	522,926	161	6,842	(17,179)
Equity-settled share-based payment transactions - net of tax	22,950					22,950
Issuance of shares related to acquisitions	0	3	0	5,334				(5,337)
Exercise of options	3,138	9	3,128		1
Hyperinflation adjustment	0					0
Transaction with owners	26,088	12	3,128	5,334	1	22,950		(5,337)
Profit for the year	20,713					20,713
Other comprehensive income	1,869								1,869
Total comprehensive income for the year	22,582					20,713			1,869
Ending balance at Dec. 31, 2023	£ 619,978	£ 1,167	£ 17,753	£ 48,139	£ (26)	£ 566,589	£ 161	£ 1,505	£ (15,310)